ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Feb. 02, 2018
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

Accumulated other comprehensive loss is presented in stockholders' equity in the Consolidated Statements of Financial Position and consists of amounts related to foreign currency translation adjustments, unrealized net gains (losses) on investments, unrealized net gains (losses) on cash flow hedges, and actuarial net gains (losses) from pension and other postretirement plans.

The following table presents changes in accumulated other comprehensive income (loss), net of tax, by the following components for the periods indicated:

	Foreign Currency Translation Adjustments	Investments	Cash Flow Hedges	Pension and Other Postretirement Plans	Accumulated Other Comprehensive Income (Loss)
	(in millions)
Balances as of January 29, 2016	$(358)	$—	$34	$—	$(324)
Other comprehensive income (loss) before reclassifications	(254)	(17)	20	19	(232)
Amounts reclassified from accumulated other comprehensive loss	—	1	(43)	—	(42)
Total change for the period	(254)	(16)	(23)	19	(274)
Less: Change in comprehensive income (loss) attributable to non-controlling interests	—	(3)	—	—	(3)
Balances as of February 3, 2017	(612)	(13)	11	19	(595)
Other comprehensive income (loss) before reclassifications	791	31	(248)	13	587
Amounts reclassified from accumulated other comprehensive loss	—	2	134	—	136
Total change for the period	791	33	(114)	13	723
Less: Change in comprehensive loss attributable to non-controlling interests	—	(2)	—	—	(2)
Balances as of February 2, 2018	$179	$22	$(103)	$32	$130

Amounts related to investments are reclassified to net income when gains and losses are realized. See Note 5 and Note 6 of the Notes to the Consolidated Financial Statements for more information on the Company's investments. Amounts related to the Company's cash flow hedges are reclassified to net income during the same period in which the items being hedged are recognized in earnings. In addition, any hedge ineffectiveness related to cash flow hedges is recognized currently in net income. See Note 9 of the Notes to the Consolidated Financial Statements for more information on the Company's derivative instruments.

The following table presents reclassifications out of accumulated other comprehensive loss, net of tax, to net income (loss) for the periods presented:

	Fiscal Year Ended
	February 2, 2018			February 3, 2017
	Investments	Cash Flow Hedges	Total	Investments	Cash Flow Hedges	Total
	(in millions)
Total reclassifications, net of tax:
Net revenue	$—	$(77)	$(77)	$—	$57	$57
Cost of net revenue	—	(57)	(57)	—	(13)	(13)
Interest and other, net	(2)	—	(2)	(1)	(1)	(2)
Total reclassifications, net of tax	$(2)	$(134)	$(136)	$(1)	$43	$42